UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-7878
DREYFUS LIFETIME PORTFOLIOS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/07

FORM N-CSR

Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE PORTFOLIO

2	A Letter from the CEO
3	Discussion of Performance
8	Understanding Your Portfolio’s Expenses
9	Comparing Your Portfolio’s Expenses
With Those of Other Funds
Statement of Investments
10	Income Portfolio
29	Growth and Income Portfolio
49	Growth Portfolio
Statement of Financial Futures
28	Income Portfolio
48	Growth and Income Portfolio
54	Growth Portfolio
55	Statement of Assets and Liabilities
57	Statement of Operations
Statement of Changes in Net Assets
59	Income Portfolio
61	Growth and Income Portfolio
63	Growth Portfolio
Financial Highlights
65	Income Portfolio
67	Growth and Income Portfolio
69	Growth Portfolio
71	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

Dreyfus LifeTime Portfolios, Inc.

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus LifeTime Portfolios, Inc., covering the six-month period from October 1, 2006, through March 31, 2007.

Recent volatility in U.S. stock and bond markets has suggested to us that investors’ appetite for risk may be waning. Until late February 2007, the appetite for risk was relatively high, even in market sectors where the danger of fundamental deterioration was clear,such as “sub-prime”mort-gages. While overall valuation levels within the broad stock and bond markets seemed appropriate to us, prices of many lower-quality assets did not fully compensate investors for the risks they typically entail.

Heightened volatility sometimes signals a shift in the economy,but we do not believe this currently is the case.We continue to expect a midcycle economic slowdown and a monetary policy of “prolonged pause and eventual ease.”Tightness in the labor market should ease, with the unemployment rate driven somewhat higher by housing-related layoffs.While we believe there will be a gradual moderation of both CPI and PCE “core” inflation — a measure of underlying long-term inflation that generally excludes energy and food products — we expect the Fed to remain vigilant against inflation risks as it continues to closely monitor upcoming data. As always, your financial advisor can help you identify the investments that may help you potentially profit from these trends and maintain an asset allocation strategy that’s suited for your needs.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF PERFORMANCE

Jocelin A. Reed, CFA, Portfolio Manager

How did Dreyfus LifeTime Portfolios perform relative to its benchmarks?

For the six-month period ended March 31, 2007, Dreyfus LifeTime Portfolios produced the following total returns:1

Growth Portfolio		Customized Blended Index[2]

Investor Shares	7.80%	7.31%
Restricted Shares	7.94%
Growth and Income Portfolio

Investor Shares	5.86%	5.45%
Restricted Shares	5.97%
Income Portfolio

Investor Shares	3.15%	3.69%
Restricted Shares	3.21%

Total returns for the Growth Portfolio and the Growth and Income Portfolio also compare to a 7.38% total return for the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) for the same period.The total return for the Income Portfolio also compares to a 2.64% total return for the Lehman Brothers Intermediate Government/Credit Bond Index (the “Lehman Bond Index”) for the reporting period.3

Despite occasional bouts of volatility, stocks and bonds produced respectable returns in an environment of moderating economic growth, subdued inflation and stable interest rates.The Growth Portfolio and the Growth and Income Portfolio produced higher returns than their respective Customized Blended Indexes, largely due to our emphasis on stocks and the success of our security selection strategy. The Income Portfolio’s return modestly trailed that of its Customized Blended Index, but outperformed the Lehman Bond Index return.

The Portfolio 3

DISCUSSION OF PERFORMANCE (continued)

What are the portfolios’ investment approaches?

Dreyfus LifeTime Portfolios consists of three separate portfolios, each offering a range of investment approaches and varying asset allocations. All three portfolios typically invest in stocks and bonds and are managed using the same basic investment philosophy; however, each portfolio’s asset allocation varies according to its own investment goals and risk tolerance levels.

For example, the Growth Portfolio, the most aggressive of the three, has a neutral mix of 80% of its assets in stocks and 20% in investment-grade bonds. Depending on market and economic conditions, the portfolio’s actual mix of stocks to bonds may range from 100%/0% to 65%/35%. The portfolio may invest up to 25% of its net assets in foreign securities.

The Growth and Income Portfolio, a relatively more moderate portfolio, has a neutral asset mix of 50% in stocks and 50% in investment-grade bonds. Depending on market and economic conditions, the actual mix of stocks to bonds may range from 35%/65% to 65%/35%.The portfolio may invest up to 15% of its net assets in foreign securities.

The actual makeup of the Growth Portfolio and the Growth and Income Portfolio will vary over time according to our view of prevailing market conditions.

Finally, the Income Portfolio, the most conservative of the three, typically maintains an asset allocation of approximately 67.5% in investment-grade bonds, 22.5% in stocks of companies whose total market values are more than $1.4 billion, and 10% in cash.The portfolio may invest directly in securities comprising the relevant index or may (but not be required to) use derivatives whose performance is tied to the benchmark index.

What other factors influenced the portfolios’ performances?

Stocks posted generally favorable returns over much of the reporting period. However turmoil in Chinese equity markets and the U.S. sub-prime mortgage market in late February produced heightened volatility in U.S. financial markets, erasing a portion of their previous gains.

The portfolios’ equity portions achieved particularly attractive results in the materials sector, due mainly to rising global demand for steel, cop-

per and other commodities. Notable winners included United States Steel and Nucor Steel. A number of clothing retailers and department stores also performed well, including JCPenney and Kohl’s, which cater to mid-tier consumers, and high-end retailers Nordstrom and Coach.

The portfolios’ telecommunications stocks also fared relatively well, due in large part to AT&T’s acquisition of BellSouth, which also encompasses ownership and management of Cingular Wireless and YELLOWPAGES.COM. The portfolios’ investments in the energy sector benefited from our emphasis on refineries, where favorable supply-and-demand factors helped fuel gains for Marathon Oil and Valero Energy.

On the other hand, the portfolios’ relative performance in the financials area was hurt by Knight Capital Group, which we sold following a disappointing earnings announcement.The fund also did not participate in a large merger within the real estate investment trust (REIT) market. In the consumer staples area, Kraft Foods was adversely affected by uncertainty stemming from its spin-off from tobacco giant Altria Group, and snack food and beverages producer PepsiCo was hurt by rising commodity prices.

In the portfolios’ fixed-income component, investment-grade bonds benefited from stable short-term interest rates and a general decline in longer-term bond yields over the course of the reporting period.The Federal Reserve Board left short-term interest rates unchanged at 5.25% throughout the reporting period, but indicated in March that it views inflation as a more serious risk than recession, pushing back expectations of a potential rate cut.

What are the portfolios’ current strategies?

As of the reporting period’s end, we have continued to regard stocks as better values than bonds, and we currently intend to maintain the portfolios’ equity allocations near their allowable maximums. Of course, we are prepared to adjust the portfolios’ allocations should circumstances change.

April 16, 2007

The Portfolio 5

DISCUSSION OF PERFORMANCE (continued)

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost. Return figure provided for the Income Portfolio reflects the absorption of certain Income Portfolio expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the Income Portfolio’s Investor shares return would have been lower.

2 For the Growth Portfolio, the Customized Blended Index has been prepared by the portfolio for purposes of more accurate comparison to the Growth Portfolio’s overall portfolio composition.We have combined the performance of unmanaged indices reflecting the baseline percentage set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic Large Company Stocks — 54.4%; Domestic Small Company Stocks — 13.6%; Foreign Stocks — 12%; Domestic Bonds — 17%; and Foreign Bonds — 3%.The Customized Blended Index combines returns from the Standard & Poor’s 500 Composite Stock Price Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe,Australasia, Far East (Free) Index — Hedged $U.S. (MSCI EAFE), the Lehman Brothers Intermediate Government/Credit Bond Index (“Lehman Brothers Index”) and the J.P. Morgan Non-U.S. Government Bond Index — Hedged (“J.P. Morgan Global Index”) and is weighted to the aforementioned baseline percentages.The S&P 500 Index is a widely accepted, unmanaged index of U.S. stock market performance.The Russell 2000 Index is an unmanaged index of small-cap stock performance and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of the 3,000 largest U.S. companies based on total market capitalization.The MSCI EAFE is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested.The Lehman Brothers Index is a widely accepted, unmanaged index of government and corporate bond market performance composed of U.S. government,Treasury and agency securities, fixed-income securities and nonconvertible investment-grade corporate debt, with an average maturity of 1-10 years.The J.P. Morgan Global Index is an index that measures return on bonds from 12 world markets, hedged into U.S. dollars.This index does not include a U.S. bond component. None of the foregoing indices reflects account charges, fees or other expenses. For the Growth and Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Domestic Large Company Stocks — 36%; Domestic Small Company Stocks — 9%; Foreign Stocks — 5%; Domestic Bonds — 45%; and Foreign Bonds — 5%.The Customized Blended Index combines returns from the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE, the Lehman Brothers Index and the J.P. Morgan Global Index and is weighted to the aforementioned baseline percentages.The indices are described above. For the Income Portfolio, we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the prospectus, but in greater detail than the broader prospectus baseline percentages: Bonds — 67.5%; Stocks — 22.5%; and Treasury Bills — 10%.The Customized Blended Index combines returns from the Lehman Brothers Index, the S&P 500 Index (both described above) and the 90-day Treasury bill rate, as it changes from time to time, and is weighted to the aforementioned baseline percentages.

3 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The S&P 500 Index and the Lehman Brothers Intermediate Government/Credit Bond Index are described above.

The Portfolio 7

UNDERSTANDING YOUR PORTFOLIO’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your portfolio’s prospectus or talk to your financial adviser.

Review your portfolio’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each portfolio from October 1, 2006 to March 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2007
	Restricted Class Shares	Investor Class Shares

LifeTime Income Portfolio
Expenses paid per $1,000 †	$ 4.66	$ 5.06
Ending value (after expenses)	$1,032.10	$1,031.50
LifeTime Growth and Income Portfolio
Expenses paid per $1,000 †	$ 4.88	$ 6.67
Ending value (after expenses)	$1,059.70	$1,058.60
LifeTime Growth Portfolio
Expenses paid per $1,000 †	$ 5.96	$ 7.51
Ending value (after expenses)	$1,079.40	$1,078.00

† Expenses are equal to the LifeTime Income Portfolio’s annualized expense ratio of .92% for Restricted Class and 1.00% for Investor Class, LifeTime Growth and Income Portfolio .95% for Restricted Class and 1.30% for Investor Class and LifeTime Growth Portfolio 1.15% for Restricted Class and 1.45% for Investor Class, multiplied by the respective portfolio’s average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

COMPARING YOUR PORTFOLIO’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your portfolio’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the portfolio with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2007

	Restricted Class Shares	Investor Class Shares

LifeTime Income Portfolio
Expenses paid per $1,000 †	$ 4.63	$ 5.04
Ending value (after expenses)	$1,020.34	$1,019.95
LifeTime Growth and Income Portfolio
Expenses paid per $1,000 †	$ 4.78	$ 6.54
Ending value (after expenses)	$1,020.19	$1,018.45
LifeTime Growth Portfolio
Expenses paid per $1,000 †	$ 5.79	$ 7.29
Ending value (after expenses)	$1,019.20	$1,017.70

† Expenses are equal to the LifeTime Income Portfolio’s annualized expense ratio of .92% for Restricted Class and 1.00% for Investor Class, LifeTime Growth and Income Portfolio .95% for Restricted Class and 1.30% for Investor Class and LifeTime Growth Portfolio 1.15% for Restricted Class and 1.45% for Investor Class, multiplied by the respective portfolio’s average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Portfolio 9

STATEMENT OF INVESTMENTS

March 31, 2007 (Unaudited)

Income Portfolio
	Coupon	Maturity	Principal
Bonds and Notes—67.3%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.2%
General Dynamics,
Sr. Notes	5.38	8/15/15	95,000	95,885
United Technologies,
Unsub. Notes	7.13	11/15/10	150,000	159,946
				255,831
Automobile Manufacturers—.3%
DaimlerChrysler N.A. Holding,
Gtd. Notes	7.30	1/15/12	110,000	118,858
DaimlerChrysler N.A. Holding,
Gtd. Notes	8.00	6/15/10	150,000	162,042
				280,900
Banks—3.8%
Bank of America,
Sr. Notes	4.38	12/1/10	320,000	313,227
Bank of America,
Unscd. Notes	5.13	11/15/14	75,000	74,006
Bank of America,
Sub. Notes	7.80	2/15/10	250,000	268,273
Bank One,
Sub. Notes	5.90	11/15/11	240,000	246,884
Bayerische Landesbank/New York,
Sub. Notes	5.88	12/1/08	100,000	101,065
BB & T,
Sub. Notes	4.75	10/1/12	170,000	166,352
Deutsche Bank Financial,
Bank Gtd. Notes	5.38	3/2/15	95,000	94,995
FleetBoston Financial,
Sub. Notes	7.38	12/1/09	135,000	142,831
HSBC Holdings,
Sub. Notes	5.25	12/12/12	70,000	70,271
HSBC Holdings,
Sub. Notes	7.50	7/15/09	100,000	104,910
KFW,
Gov’t Gtd. Notes	3.25	3/30/09	195,000	188,848
KFW,
Gov’t Gtd. Notes	5.13	3/14/16	90,000	90,833

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks (continued)
KFW,
Gov’t Gtd. Bonds	4.13	10/15/14	125,000	119,466
Oesterreichische Kontrollbank,
Gov’t Gtd. Notes	4.50	3/9/15	100,000	97,106
Province of Manitoba Canada,
Debs., Ser. FH	4.90	12/6/16	100,000	98,969
Rentenbank,
Govt. Gtd. Notes	5.13	2/1/17	110,000 [a]	110,837
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	160,000	167,310
Sanwa Finance Aruba,
Bank Gtd. Notes	8.35	7/15/09	100,000	106,706
SMBC International Finance,
Gtd. Notes	8.50	6/15/09	150,000	159,783
U.S. Bank N.A.,
Sub. Notes	5.70	12/15/08	300,000	302,917
Wachovia,
Sub. Notes	5.25	8/1/14	130,000	128,677
Wachovia,
Sub. Notes	5.63	10/15/16	90,000	90,556
Washington Mutual,
Sr. Unscd. Notes	4.00	1/15/09	245,000	239,967
Washington Mutual,
Sub. Notes	4.63	4/1/14	110,000	103,045
Wells Fargo & Co.,
Notes	3.13	4/1/09	245,000	236,367
Wells Fargo Bank N.A.,
Sub. Notes	4.75	2/9/15	130,000	124,924
				3,949,125
Building & Construction—.4%
Centex,
Sr. Notes	5.13	10/1/13	100,000	93,992
CRH America,
Gtd. Notes	5.30	10/15/13	65,000	63,743
CRH America,
Gtd. Notes	6.00	9/30/16	70,000	71,087

The Portfolio 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Building & Construction (continued)
Masco,
Unscd. Notes	6.13	10/3/16	100,000	101,147
Pulte Homes,
Sr. Unscd. Notes	5.20	2/15/15	100,000	92,538
				422,507
Chemicals—.2%
Dow Chemical,
Sr. Notes	6.13	2/1/11	115,000	118,268
Monsanto,
Sr. Unscd. Notes	7.38	8/15/12	125,000	137,481
				255,749
Consumer Products—.2%
Kimberly-Clark,
Bonds	4.88	8/15/15	75,000	72,495
Procter & Gamble,
Notes	4.30	8/15/08	160,000	158,346
				230,841
Diversified Financial Services—6.7%
American Express Credit,
Notes	3.00	5/16/08	200,000	195,349
American General Finance,
Notes, Ser. I	5.40	12/1/15	90,000	89,692
AXA Financial,
Sr. Notes	7.75	8/1/10	75,000	80,998
Bear Stearns Cos.,
Notes	5.70	11/15/14	120,000	121,247
Capital One Bank,
Sr. Notes	5.13	2/15/14	130,000	127,399
CIT Group,
Sr. Notes	5.13	9/30/14	125,000	121,293
Citigroup,
Sub. Notes	5.00	9/15/14	150,000	146,664
Citigroup,
Sr. Notes	5.30	1/7/16	120,000 [a]	119,252
Citigroup,
Sub. Notes	5.50	2/15/17	90,000	89,699

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial Services (continued)
Citigroup,
Sr. Unscd. Notes	6.00	2/21/12	200,000 [a]	207,673
Credit Suisse USA,
Notes	5.13	1/15/14	245,000 [a]	242,523
European Investment Bank,
Bonds	5.13	9/13/16	125,000	127,149
General Electric Capital,
Notes, Ser. A	4.75	9/15/14	125,000	120,936
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	65,000	63,650
General Electric Capital,
Sr. Unscd. Notes	5.40	2/15/17	45,000	45,124
General Electric Capital,
Notes, Ser. A	7.38	1/19/10	110,000	116,688
General Electric Capital,
Gtd. Notes	8.13	5/15/12	230,000	260,482
Goldman Sachs Group,
Sr. Notes	5.35	1/15/16	135,000	132,609
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	130,000	129,004
Goldman Sachs Group,
Notes	6.60	1/15/12	275,000	290,598
Goldman Sachs Group,
Bonds	6.88	1/15/11	170,000	179,875
Household Finance,
Notes	8.00	7/15/10	260,000	282,037
HSBC Finance,
Notes	5.00	6/30/15	100,000	96,392
International Lease Finance,
Sr. Notes	5.00	4/15/10	190,000	189,697
John Deere Capital,
Notes	7.00	3/15/12	175,000	189,349
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	80,000	78,359
JPMorgan Chase & Co.,
Sub. Notes	6.75	2/1/11	220,000	231,548

The Portfolio 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial Services (continued)
Lehman Brothers Holdings,
Sr. Unscd. Notes	6.63	1/18/12	250,000	264,381
MBNA,
Bonds	5.00	6/15/15	70,000	67,829
Merrill Lynch & Co.,
Notes, Ser. C	5.00	1/15/15	120,000	116,494
Merrill Lynch & Co.,
Notes	6.00	2/17/09	250,000	253,840
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	70,000	71,937
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	200,000	211,906
Morgan Stanley,
Unsub. Bonds	6.75	4/15/11	205,000	217,014
MUFG Capital Finance 1,
Bank Gtd. Bonds	6.35	7/29/49	125,000 [b]	127,906
National Rural Utilities
Cooperative Finance, Coll. Trust	4.75	3/1/14	75,000	72,741
Pemex Finance,
Notes	9.03	2/15/11	80,000	85,783
Prudential Financial,
Sr. Unscd. Notes	5.50	3/15/16	95,000	95,243
Residential Capital,
Gtd. Notes	6.38	6/30/10	210,000	210,095
SLM,
Notes	3.63	3/17/08	375,000	369,118
Toyota Motor Credit,
Unscd. Notes	4.35	12/15/10	145,000	141,859
UBS Paine Webber Group,
Gtd. Notes	7.63	12/1/09	205,000	218,669
Unilever Capital,
Gtd. Notes	7.13	11/1/10	150,000	159,482
Western Union,
Gtd. Notes	5.93	10/1/16	70,000	70,277
				6,829,860

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Metals & Mining—.3%
Alcan,
Notes	4.50	5/15/13	100,000	94,849
BHP Billiton Finance USA,
Gtd. Notes	5.25	12/15/15	110,000	108,993
Vale Overseas,
Gtd. Notes	6.25	1/23/17	70,000	71,677
				275,519
Electric Utilities—1.3%
Centerpoint Energy,
Sr. Unscd. Notes	5.95	2/1/17	135,000	135,235
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	70,000	68,268
Duke Energy,
Sr. Notes	5.63	11/30/12	75,000	76,856
Exelon Generation,
Notes	5.35	1/15/14	120,000	116,507
Florida Power,
First Mortgage Bonds	5.10	12/1/15	50,000	48,885
Hydro Quebec,
Gov’t. Gtd. Notes, Ser. JL	6.30	5/11/11	160,000	168,019
Jersey Central Power & Light,
First Mortgage Notes	5.63	5/1/16	60,000	60,421
MidAmerican Energy Holdings,
Sr. Notes	3.50	5/15/08	125,000 [a]	122,694
Ohio Power,
Sr. Unscd. Notes, Ser. K	6.00	6/1/16	40,000	41,552
Oncor Electric Delivery,
Scd. Notes	6.38	1/15/15	70,000	72,951
PPL Electric Utilities,
Scd. Bonds	6.25	8/15/09	200,000	204,630
Progress Energy,
Sr. Notes	7.10	3/1/11	80,000	85,472
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	80,000	76,422

The Portfolio 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities (continued)
Wisconsin Energy,
Sr. Unsub. Notes	6.50	4/1/11	50,000	52,308
				1,330,220
Entertainment—.2%
Viacom,
Sr. Notes	6.25	4/30/16	60,000	60,930
Viacom,
Gtd. Notes	6.63	5/15/11	185,000	193,559
				254,489
Food & Beverages—.8%
Bottling Group,
Sr. Unscd. Notes	5.50	4/1/16	75,000	75,555
Coca-Cola,
Unscd. Notes	5.75	3/15/11	100,000 [a]	102,602
ConAgra Foods,
Notes	7.88	9/15/10	100,000	108,334
Coors Brewing,
Gtd. Notes	6.38	5/15/12	85,000	88,596
Diageo Capital,
Gtd. Notes	7.25	11/1/09	185,000	194,808
General Mills,
Unscd. Notes	6.00	2/15/12	80,000	82,835
Safeway,
Sr. Unscd. Notes	5.80	8/15/12	75,000	76,049
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	50,000 [a]	51,653
				780,432
Foreign/Governmental—2.9%
Asian Development Bank,
Notes	4.25	10/20/14	100,000	95,587
Canadian Government,
Bonds	5.25	11/5/08	100,000	100,664
European Investment Bank,
Notes	3.38	3/16/09	450,000	438,246
European Investment Bank,
Bonds	4.63	10/20/15	170,000	166,474
Export-Import Bank of Korea,
Notes	5.13	3/16/15	95,000	93,146

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Foreign/Governmental (continued)
Inter-American Development Bank,
Notes	4.38	9/20/12	160,000	157,370
International Bank for Reconstruction
& Development, Notes	3.63	5/21/13	115,000	108,408
Province of Ontario Canada,
Notes	4.50	2/3/15	70,000	68,082
Province of Ontario Canada,
Sr. Unsub. Bonds	5.50	10/1/08	250,000 [a]	251,721
Quebec Province,
Notes	5.00	3/1/16	70,000	69,476
Republic of Chile,
Notes	6.88	4/28/09	175,000	181,650
Republic of Italy,
Sr. Unsub. Notes	5.25	9/20/16	110,000	111,595
Republic of Italy,
Unsub. Notes	5.63	6/15/12	285,000	293,107
Republic of Korea,
Unsub. Notes	8.88	4/15/08	200,000 [a]	207,648
Swedish Export Credit,
Unsub. Notes	4.00	6/15/10	200,000	194,715
United Mexican States,
Notes	5.63	1/15/17	90,000 [a]	90,945
United Mexican States,
Unscd. Notes, Ser. A	5.88	1/15/14	130,000	134,225
United Mexican States,
Notes	9.88	2/1/10	250,000	281,125
				3,044,184
Health Care—.7%
Abbott Laboratories,
Sr. Unscd. Notes	4.35	3/15/14	85,000 [a]	81,199
Abbott Laboratories,
Notes	5.88	5/15/16	70,000	72,542
Baxter International,
Notes	4.63	3/15/15	150,000	142,723
Boston Scientific,
Bonds	6.25	11/15/15	95,000	94,214
Quest Diagnostics,
Gtd. Notes	5.45	11/1/15	75,000	71,996

The Portfolio 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Health Care (continued)
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	75,000	73,486
WellPoint,
Unscd. Bonds	5.25	1/15/16	115,000	113,127
Wyeth,
Unscd. Notes	5.50	2/15/16	65,000	65,244
				714,531
Industrial—.5%
Comcast Cable Communications,
Gtd. Notes	6.20	11/15/08	250,000	253,871
Cox Communications,
Sr. Notes	5.45	12/15/14	125,000	123,671
Gannett,
Unscd. Notes	6.38	4/1/12	60,000	62,756
General Electric,
Notes	5.00	2/1/13	105,000	104,335
				544,633
Media—.2%
Time Warner Entertainment,
Sr. Notes	8.88	10/1/12	145,000	167,599
Walt Disney,
Notes	6.38	3/1/12	80,000	84,571
				252,170
Oil & Gas—1.4%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	115,000	115,449
ConocoPhillips,
Unscd. Notes	8.75	5/25/10	135,000	149,949
Enterprise Products Operating,
Gtd. Notes, Ser. B	5.60	10/15/14	105,000	104,919
Halliburton,
Sr. Unscd. Notes	5.50	10/15/10	265,000	268,074
KeySpan,
Sr. Unsub. Notes	7.63	11/15/10	100,000	108,028
Kinder Morgan Energy Partners,
Notes	7.13	3/15/12	175,000	187,907
PC Financial Partnership,
Notes	5.00	11/15/14	110,000	106,159

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oil & Gas (continued)
Pemex Project Funding Master
Trust, Gtd. Notes	8.00	11/15/11	230,000 [b]	254,725
Sempra Energy,
Sr. Unscd. Notes	6.00	2/1/13	50,000	51,541
XTO Energy,
Sr. Unscd. Notes	4.90	2/1/14	80,000	77,312
				1,424,063
Paper & Forest Products—.2%
International Paper,
Sr. Unscd. Notes	6.75	9/1/11	150,000	158,351
Property & Casualty Insurance—.6%
Allstate,
Notes	5.00	8/15/14	60,000	58,732
American International Group,
Sr. Notes	5.05	10/1/15	70,000	68,604
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	58,341
CNA Financial,
Unscd. Notes	6.50	8/15/16	70,000	72,617
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	150,000	156,650
Travelers Property & Casualty,
Sr. Notes	5.00	3/15/13	165,000	162,526
				577,470
Real Estate Investment Trusts—.6%
Archstone Communities Trust,
Sr. Unscd. Notes	5.75	3/15/16	120,000	121,860
Brookfield Asset Management,
Sr. Unscd. Notes	7.13	6/15/12	100,000	107,183
ERP Operating,
Notes	6.63	3/15/12	110,000	117,197
Health Care Properties,
Sr. Unscd. Notes	6.00	1/30/17	110,000	110,565
iStar Financial,
Sr. Unscd. Notes, Ser. 1	5.88	3/15/16	75,000	74,585
Prologis,
Scd. Notes	5.63	11/15/15	110,000	111,072
				642,462

The Portfolio 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Retail—.9%
AutoZone,
Sr. Notes	5.50	11/15/15	100,000	98,147
Federated Department Stores,
Sr. Notes	6.63	4/1/11	50,000 [a]	52,182
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	90,000	88,037
Nordstrom,
Sr. Notes	5.63	1/15/09	200,000	201,345
Target,
Sr. Unscd. Notes	5.88	3/1/12	100,000 [a]	103,459
Wal-Mart Stores,
Notes	3.38	10/1/08	175,000	171,149
Wal-Mart Stores,
Notes	4.13	2/15/11	150,000	145,467
Wal-Mart Stores,
Sr. Unscd. Notes	6.88	8/10/09	100,000	104,144
				963,930
Technology—.3%
Electronic Data Systems,
Sr. Unsub. Notes, Ser. B	6.50	8/1/13	55,000 [b]	56,263
First Data,
Notes	4.85	10/1/14	120,000	113,079
International Business Machines,
Sr. Notes	4.75	11/29/12	80,000	79,079
Oracle,
Unscd. Notes	5.25	1/15/16	50,000	49,391
				297,812
Telecommunications—1.8%
AT & T Wireless Services,
Sr. Notes	7.88	3/1/11	135,000	147,844
British Telecommunications,
Notes	8.63	12/15/10	60,000	67,029
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	70,000	70,607
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	200,000 [b]	216,957
Embarq,
Sr. Unscd. Notes	7.08	6/1/16	75,000	76,594

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
SBC,
Notes	5.10	9/15/14	195,000	190,803
Sprint Capital,
Gtd. Notes	8.38	3/15/12	215,000	240,127
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	125,000	117,930
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	70,000	73,188
Telefonica Europe,
Gtd. Notes	7.75	9/15/10	145,000	156,365
Verizon Communications,
Sr. Unscd. Notes	5.55	2/15/16	90,000	90,212
Verizon Global Funding,
Notes	7.25	12/1/10	200,000	213,796
Vodafone Group,
Sr. Notes	7.75	2/15/10	135,000	144,190
Vodaphone Group,
Unscd. Notes	5.63	2/27/17	80,000	79,456
				1,885,098
Textiles & Apparel—.0%
Mohawk Industries,
Sr. Unscd. Notes	6.13	1/15/16	50,000	50,264
Transportation—.2%
Union Pacific,
Notes	6.50	4/15/12	150,000	157,407
U.S. Government Agencies—13.8%
Federal Farm Credit Bank,
Bonds	3.75	1/15/09	275,000	269,771
Federal Farm Credit Bank,
Bonds	5.13	8/25/16	90,000	91,226
Federal Home Loan Banks,
Bonds, Ser. 439	3.63	11/14/08	335,000	328,540
Federal Home Loan Banks,
Bonds	3.75	8/18/09	460,000	449,208
Federal Home Loan Banks,
Bonds	4.38	3/17/10	315,000	311,788
Federal Home Loan Banks,
Bonds, Ser. 567	4.38	9/17/10	270,000	266,431

The Portfolio 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Banks,
Bonds	4.75	12/16/16	240,000	235,528
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	130,000	130,135
Federal Home Loan Banks,
Bonds	5.13	8/8/08	1,100,000	1,102,742
Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	290,000	296,053
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	255,000	265,511
Federal Home Loan Banks,
Sr. Notes, Ser. 100	5.80	9/2/08	500,000	506,020
Federal Home Loan Mortgage Corp.
Notes	5.13	10/18/16	165,000	166,706
Federal Home Loan Mortgage Corp.,
Notes	3.63	9/15/08	610,000	599,336
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	240,000	235,263
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	50,000	48,081
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	190,000	185,677
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	200,000	199,819
Federal Home Loan Mortgage Corp.,
Notes	5.00	7/15/14	165,000	166,251
Federal Home Loan Mortgage Corp.,
Notes	5.13	4/18/08	400,000	400,493
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	200,000	202,924
Federal Home Loan Mortgage Corp.,
Notes	5.25	7/18/11	325,000	330,363
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	240,000	244,891
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	115,000	118,324
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	350,000	355,747

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Mortgage Corp.,
Notes	5.75	1/15/12	90,000	93,520
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	100,000	103,792
Federal Home Loan Mortgage Corp.,
Notes	6.00	6/15/11	300,000	313,331
Federal Home Loan Mortgage Corp.,
Notes	6.63	9/15/09	340,000	353,970
Federal Home Loan Mortgage Corp.,
Notes	6.88	9/15/10	300,000	319,735
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	150,000	159,067
Federal National Mortgage
Association, Notes	3.25	2/15/09	475,000	461,393
Federal National Mortgage
Association, Sub. Notes	4.00	9/2/08	150,000	148,159
Federal National Mortgage
Association, Notes	4.13	4/15/14	150,000	143,095
Federal National Mortgage
Association, Notes	4.38	9/15/12	235,000	229,934
Federal National Mortgage
Association, Notes	4.38	10/15/15	160,000	154,396
Federal National Mortgage
Association, Notes	4.63	10/15/13	245,000	241,443
Federal National Mortgage
Association, Notes	4.63	10/15/14	125,000	122,689
Federal National Mortgage
Association, Notes	5.00	3/15/16	175,000	175,449
Federal National Mortgage
Association, Notes	5.25	1/15/09	520,000	523,271
Federal National Mortgage
Association, Notes	5.38	11/15/11	95,000	97,204
Federal National Mortgage
Association, Notes	5.50	3/15/11	220,000	225,220
Federal National Mortgage
Association, Notes	5.75	2/15/08	525,000	527,911
Federal National Mortgage
Association, Notes	6.00	5/15/08	275,000	277,972

The Portfolio 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal National Mortgage
Association, Notes	6.00	5/15/11	400,000	417,456
Federal National Mortgage
Association, Notes	6.13	3/15/12	115,000	121,466
Federal National Mortgage
Association, Sub. Notes	6.25	2/1/11	160,000	167,985
Federal National Mortgage
Association, Notes	6.38	6/15/09	295,000	304,277
Federal National Mortgage
Association, Notes	6.63	9/15/09	205,000	213,419
Federal National Mortgage
Association, Notes	6.63	11/15/10	105,000	111,316
Federal National Mortgage
Association, Notes	7.25	1/15/10	580,000	616,755
				14,131,053
U.S. Government Securities—28.8%
U.S. Treasury Bonds	7.25	5/15/16	185,000 [a]	220,172
U.S. Treasury Bonds	7.50	11/15/16	380,000 [a]	461,923
U.S. Treasury Bonds	10.38	11/15/12	155,000	159,995
U.S. Treasury Bonds	12.00	8/15/13	175,000	191,728
U.S. Treasury Bonds	12.50	8/15/14	130,000	153,131
U.S. Treasury Notes	2.63	5/15/08	845,000 [a]	824,965
U.S. Treasury Notes	3.00	11/15/07	415,000 [a]	410,039
U.S. Treasury Notes	3.13	4/15/09	65,000	63,164
U.S. Treasury Notes	3.25	1/15/09	925,000	903,068
U.S. Treasury Notes	3.38	2/15/08	545,000	537,911
U.S. Treasury Notes	3.38	10/15/09	170,000 [a]	165,259
U.S. Treasury Notes	3.50	11/15/09	655,000 [a]	638,190
U.S. Treasury Notes	3.50	2/15/10	210,000 [a]	204,217
U.S. Treasury Notes	3.63	7/15/09	600,000	587,883
U.S. Treasury Notes	3.63	1/15/10	600,000	585,774
U.S. Treasury Notes	3.63	5/15/13	295,000 [a]	280,688
U.S. Treasury Notes	3.75	5/15/08	1,455,000 [a]	1,438,120

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Securities (continued)
U.S. Treasury Notes	3.88	5/15/10	315,000 [a]	309,106
U.S. Treasury Notes	3.88	2/15/13	215,000 [a]	207,735
U.S. Treasury Notes	4.00	6/15/09	400,000 [a]	395,250
U.S. Treasury Notes	4.00	3/15/10	155,000 [a]	152,778
U.S. Treasury Notes	4.00	4/15/10	350,000 [a]	344,750
U.S. Treasury Notes	4.00	11/15/12	410,000 [a]	399,366
U.S. Treasury Notes	4.00	2/15/14	620,000 [a]	598,301
U.S. Treasury Notes	4.00	2/15/15	555,000 [a]	532,237
U.S. Treasury Notes	4.13	8/15/10	630,000 [a]	622,273
U.S. Treasury Notes	4.13	5/15/15	500,000 [a]	483,047
U.S. Treasury Notes	4.25	8/15/13	600,000 [a]	589,946
U.S. Treasury Notes	4.25	11/15/13	500,000 [a]	490,762
U.S. Treasury Notes	4.25	8/15/14	415,000 [a]	405,809
U.S. Treasury Notes	4.25	11/15/14	440,000 [a]	429,688
U.S. Treasury Notes	4.25	8/15/15	300,000 [a]	292,066
U.S. Treasury Notes	4.38	8/15/12	290,000 [a]	288,267
U.S. Treasury Notes	4.50	2/15/09	355,000	354,168
U.S. Treasury Notes	4.50	2/28/11	795,000 [a]	794,162
U.S. Treasury Notes	4.50	11/30/11	325,000	324,581
U.S. Treasury Notes	4.50	11/15/15	445,000 [a]	440,603
U.S. Treasury Notes	4.50	2/15/16	430,000 [a]	425,767
U.S. Treasury Notes	4.63	2/29/12	245,000	245,986
U.S. Treasury Notes	4.63	11/15/16	205,000	204,463
U.S. Treasury Notes	4.75	11/15/08	1,500,000 [a]	1,501,173
U.S. Treasury Notes	4.75	12/31/08	1,330,000 [a]	1,332,182
U.S. Treasury Notes	4.75	5/15/14	445,000 [a]	449,154
U.S. Treasury Notes	4.88	5/15/09	1,250,000	1,256,739
U.S. Treasury Notes	4.88	8/15/09	585,000	588,976
U.S. Treasury Notes	4.88	2/15/12	560,000 [a]	568,903
U.S. Treasury Notes	4.88	8/15/16	280,000 [a]	284,528
U.S. Treasury Notes	5.00	2/15/11	500,000 [a]	508,730

The Portfolio 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Securities (continued)
U.S. Treasury Notes	5.00	8/15/11	965,000 [a]	983,999
U.S. Treasury Notes	5.13	6/30/08	660,000 [a]	662,579
U.S. Treasury Notes	5.13	6/30/11	835,000 [a]	853,722
U.S. Treasury Notes	5.13	5/15/16	600,000 [a]	620,555
U.S. Treasury Notes	5.63	5/15/08	775,000 [a]	781,570
U.S. Treasury Notes	5.75	8/15/10	660,000 [a]	685,085
U.S. Treasury Notes	6.00	8/15/09	795,000	820,062
U.S. Treasury Notes	6.50	2/15/10	595,000	625,982
				29,681,277
Total Bonds and Notes
(cost $69,767,989)				69,390,178

			Principal
Short-Term Investments—7.0%			Amount ($)	Value ($)

U.S. Treasury Bills
4.86%, 5/10/07			1,355,000	1,347,927
4.99%, 4/19/07			4,716,000 [c]	4,704,870
5.02%, 4/26/07			200,000	199,338
5.08%, 4/12/07			600,000	599,172
5.12%, 4/5/07			400,000	399,832
Total Short-Term Investments
(cost $7,250,230)				7,251,139

Other Investment—24.9%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,742,000)			25,742,000 [d]	25,742,000

Income Portfolio (continued)
Investment of Cash Collateral
for Securities Loaned—18.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $19,192,674)	19,192,674 [d]	19,192,674

Total Investments (cost $121,952,893)	117.8%	121,575,991
Liabilities, Less Cash and Receivables	(17.8%)	(18,329,346)
Net Assets	100.0%	103,246,645

a All or a portion of these securities are on loan. At March 31, 2007, the total market value of the portfolio’s securities on loan is $22,462,985 and the total market value of the collateral held is $23,208,005 consisting of cash collateral of $19,192,674, U.S. Government and agency securities valued at $2,394,481 and Letters of Credit valued at $1,620,850. b Variable rate security—interest rate subject to periodic change. c All or partially held by a broker as collateral for open financial futures positions. d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Short-Term/		Corporate Bonds	21.8
Money Market Investments	50.5	Foreign/Governmental	2.9
U.S. Government & Agencies	42.6		117.8

† Based on net assets.
See notes to financial statements.

The Portfolio 27

STATEMENT OF FINANCIAL FUTURES

March 31, 2007 (Unaudited)

Income Portfolio
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2007 ($)

Financial Futures Long
Standard & Poor’s 500	64	22,899,200	June 2007	298,480

See notes to financial statements.

STATEMENT OF INVESTMENTS

March 31, 2007 (Unaudited)

Growth and Income Portfolio
Common Stocks—46.4%	Shares	Value ($)

Consumer Cyclical—3.2%
Coach	6,400 [a]	320,320
Costco Wholesale	4,900	263,816
J.C. Penney	4,400	361,504
Kohl’s	5,500 [a]	421,355
McDonald’s	11,300	509,065
Nordstrom	7,600	402,344
Office Depot	5,800 [a]	203,812
Yum! Brands	5,600	323,456
		2,805,672
Consumer Hard Goods—.6%
Harley-Davidson	4,000	235,000
Mattel	10,600	292,242
		527,242
Consumer Staples—3.6%
Altria Group	5,000	439,050
Coca-Cola	18,800	902,400
Kimberly-Clark	6,300	431,487
Kraft Foods, Cl. A	9,800 [b]	310,268
PepsiCo	9,100	578,396
Reynolds American	9,000	561,690
		3,223,291
Financial—10.8%
Allstate	5,100	306,306
American International Group	2,900	194,938
Axis Capital Holdings	6,700	226,862
Bank of America	19,800	1,010,196
Bear Stearns Cos.	2,000	300,700
Citigroup	7,900	405,586
Comerica	4,500	266,040
Deutsche Bank	2,500	336,350
Essex Property Trust	1,800	233,064
First Marblehead	4,850 [b]	217,717
General Electric	43,200	1,527,552
Goldman Sachs Group	2,700	557,901
Hartford Financial Services Group	4,100	391,878

The Portfolio 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares		Value ($)

Financial (continued)
Host Hotels & Resorts	12,200		320,982
JPMorgan Chase & Co.	15,100		730,538
KeyCorp	8,400		314,748
Knight Capital Group, Cl. A	11,100	[a]	175,824
Merrill Lynch & Co.	3,400		277,678
MetLife	7,300		460,995
Morgan Stanley	5,600		441,056
ProLogis	4,700		305,171
Synovus Financial	11,100		358,974
UBS	4,100		243,663
			9,604,719
Health Care—6.3%
Aetna	7,000		306,530
Amgen	12,700	[a]	709,676
Becton, Dickinson & Co.	3,500		269,115
CIGNA	1,900		271,054
Humana	3,000	[a]	174,060
Johnson & Johnson	15,900		958,134
McKesson	5,900		345,386
Merck & Co.	19,400		856,898
Pfizer	28,500		719,910
Schering-Plough	19,900		507,649
Sierra Health Services	5,400	[a]	222,318
UnitedHealth Group	4,900		259,553
			5,600,283
Industrial—3.5%
Acuity Brands	2,800		152,432
Burlington Northern Santa Fe	1,700		136,731
Cummins	1,300		188,136
General Dynamics	5,300		404,920
Lockheed Martin	3,300		320,166
Overseas Shipholding Group	3,200		200,320

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Industrial (continued)
Parker Hannifin	2,700	233,037
Raytheon	9,000	472,140
United Parcel Service, Cl. B	3,600	252,360
United Technologies	8,400	546,000
Waste Management	6,000	206,460
		3,112,702
Information/Data—2.9%
Accenture, Cl. A	10,500	404,670
Equifax	6,200	225,990
McGraw-Hill Cos.	7,200	452,736
Moody’s	5,500	341,330
News, Cl. A	13,700	316,744
Time Warner	18,700	368,764
Viacom, Cl. B	5,050 [a]	207,606
Walt Disney	7,300	251,339
		2,569,179
Materials—1.8%
Ashland	7,900	518,240
International Paper	11,500	418,600
Nucor	3,300	214,929
Sonoco Products	4,500	169,110
United States Steel	2,600	257,842
		1,578,721
Oil & Gas—4.6%
Chevron	10,600	783,976
ConocoPhillips	8,800	601,480
Exxon Mobil	21,300	1,607,085
Marathon Oil	3,900	385,437
Occidental Petroleum	9,200	453,652
Valero Energy	4,100	264,409
		4,096,039

The Portfolio 31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Technology—6.1%
Applied Materials	22,900	419,528
Cisco Systems	15,600 [a]	398,268
Dell	12,000 [a]	278,520
Dover	5,000	244,050
Hewlett-Packard	5,600 [b]	224,784
Intel	14,000	267,820
International Business Machines	6,500	612,690
Lexmark International, Cl. A	4,700 [a]	274,762
Linear Technology	4,100	129,519
Microsoft	31,400	875,118
Motorola	18,900	333,963
National Semiconductor	14,600	352,444
Nokia, ADR	11,400	261,288
QUALCOMM	4,500	191,970
Teradyne	11,400 [a]	188,556
Texas Instruments	10,900	328,090
		5,381,370
Telecommunications—1.5%
AT & T	24,800	977,864
Deutsche Telekom, ADR	9,700	160,341
Leap Wireless International	3,500 [a]	230,930
		1,369,135
Utilities—1.5%
Alliant Energy	3,800	170,316
Atmos Energy	3,900	121,992
FirstEnergy	2,700	178,848
OGE Energy	8,500	329,800
Sempra Energy	4,500	274,545
Westar Energy	8,100	222,912
		1,298,413
Total Common Stocks
(cost $34,447,260)		41,166,766

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes—35.9%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.2%
Boeing,
Sr. Unscd. Notes	5.13	2/15/13	55,000	55,217
Raytheon,
Sr. Notes	5.50	11/15/12	105,000	106,945
United Technologies,
Notes	7.13	11/15/10	40,000	42,652
				204,814
Automobile Manufacturers—.1%
DaimlerChrysler N.A. Holding,
Gtd. Notes	6.50	11/15/13	55,000 [b]	58,002
Automotive, Trucks & Parts—.0%
Johnson Controls,
Sr. Notes	5.50	1/15/16	25,000	24,801
Banks—2.6%
Bank of America,
Sub. Notes	5.75	8/15/16	70,000	71,337
Bank of America,
Sub. Notes	7.80	2/15/10	50,000	53,655
Bank One,
Sub. Notes	5.90	11/15/11	300,000	308,605
BB & T,
Sub. Notes	4.75	10/1/12	85,000	83,176
Deutsche Bank Financial,
Bank Gtd. Notes	5.38	3/2/15	45,000	44,998
First Union,
Sub. Notes	7.80	8/18/10	95,000	102,281
Fleet National Bank,
Sub. Notes	5.75	1/15/09	235,000	237,542
HSBC Bank,
Sub. Notes	6.95	3/15/11	160,000	170,085
Inter-American Development Bank,
Notes	5.13	9/13/16	55,000	55,580
KFW,
Gov’t Gtd. Notes	4.88	1/17/17	65,000 [b]	64,695

The Portfolio 33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks (continued)
KFW,
Gov’t Gtd. Notes	5.13	3/14/16	35,000	35,324
Landesbank Baden-Wuerttemberg NY,
Sub. Notes	5.05	12/30/15	65,000	64,801
Oesterreichische Kontrollbank,
Gov’t Gtd. Notes	4.50	3/9/15	40,000	38,843
PNC Funding,
Bank Gtd. Notes	5.63	2/1/17	55,000	55,498
Rentenbank,
Govt. Gtd. Notes, Ser. 5	3.25	6/16/08	250,000	244,746
Royal Bank of Scotland Group,
Sub. Notes	6.38	2/1/11	100,000	104,569
Sanwa Bank,
Sub. Notes	7.40	6/15/11	80,000	86,843
Suntrust Bank,
Sub. Notes	6.38	4/1/11	40,000	41,784
U.S. Bank N.A.,
Sub. Notes	6.38	8/1/11	110,000	115,291
Wells Fargo & Co.,
Notes	3.13	4/1/09	205,000	197,777
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	25,000	26,198
Zions Bancorporation,
Sub. Notes	5.50	11/16/15	65,000	64,005
				2,267,633
Building & Construction—.2%
Centex,
Sr. Notes	5.13	10/1/13	105,000	98,692
CRH America,
Gtd. Notes	5.30	10/15/13	50,000	49,033
CRH America,
Gtd. Notes	6.00	9/30/16	65,000	66,009
				213,734
Chemicals—.1%
E.I. du Pont de Nemours & Co.,
Notes	4.75	11/15/12	55,000	53,792

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Chemicals (continued)
Potash of Saskatchewan,
Unscd. Notes	7.75	5/31/11	70,000	76,467
				130,259
Commercial & Professional
Services—.1%
Donnelley (R.R.) and Sons,
Sr. Unscd. Notes	5.63	1/15/12	60,000	60,518
PHH,
Sr. Unscd. Notes	7.13	3/1/13	35,000	36,535
				97,053
Consumer Products—.1%
Clorox,
Sr. Notes	5.00	1/15/15	15,000	14,562
Procter & Gamble,
Sr. Unsub. Notes	4.95	8/15/14	35,000	34,459
				49,021
Diversified Financial Services—3.0%
American Express,
Sr. Unscd. Notes	5.50	9/12/16	55,000	55,634
American General Finance,
Notes, Ser. I	5.40	12/1/15	40,000	39,863
Bear Stearns Cos.,
Unscd. Notes	5.30	10/30/15	55,000	54,253
Capital One Financial,
Sr. Notes	5.70	9/15/11	40,000	40,445
CIT Group,
Sr. Notes	5.13	9/30/14	90,000	87,331
Citigroup,
Sub. Notes	5.00	9/15/14	150,000	146,664
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	110,000	104,368
Credit Suisse USA,
Notes	4.70	6/1/09	275,000 [b]	273,325
General Electric Capital,
Notes, Ser. A	3.13	4/1/09	90,000	86,848

The Portfolio 35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial Services (continued)
General Electric Capital,
Notes	3.50	5/1/08	380,000	373,534
General Electric Capital,
Notes, Ser. A	4.75	9/15/14	55,000	53,212
General Electric Capital,
Sr. Notes	5.38	10/20/16	30,000	30,019
Goldman Sachs Group,
Notes	5.13	1/15/15	35,000	34,134
Goldman Sachs Group,
Bonds	5.15	1/15/14	65,000	63,769
Goldman Sachs Group,
Sr. Notes	5.35	1/15/16	60,000	58,937
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	75,000	74,426
Household Finance,
Notes	8.00	7/15/10	160,000	173,561
HSBC Finance,
Notes	5.50	1/19/16	65,000	64,724
John Deere Capital,
Notes	7.00	3/15/12	80,000	86,560
JPMorgan Chase,
Sr. Unscd. Notes	4.75	3/1/15	60,000 [b]	58,003
Lehman Brothers Holdings,
Notes, Ser. G	4.80	3/13/14	60,000	57,775
Merrill Lynch & Co.,
Notes	5.45	7/15/14	45,000	45,118
Merrill Lynch & Co.,
Notes	6.00	2/17/09	100,000	101,536
Morgan Stanley,
Notes	5.30	3/1/13	105,000	105,000
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	100,000	105,953
Pemex Finance,
Notes	9.03	2/15/11	144,000	154,409
SLM,
Notes, Ser. A	5.00	10/1/13	50,000	49,367

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial Services (continued)
Western Union,
Gtd. Notes	5.93	10/1/16	55,000	55,217
				2,633,985
Diversified Metals & Mining—.2%
Alcan,
Notes	5.00	6/1/15	40,000	38,430
Alcoa,
Notes	7.38	8/1/10	85,000	90,840
WellPoint,
Unscd. Bonds	5.25	1/15/16	50,000	49,185
				178,455
Electric Utilities—.8%
Cincinnati Gas & Electric,
Unscd. Notes	5.70	9/15/12	85,000	86,571
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. E	7.20	9/15/14	105,000	115,583
Exelon,
Sr. Unscd. Notes	4.90	6/15/15	45,000	42,118
MidAmerican Energy Holdings,
Sr. Notes	3.50	5/15/08	75,000	73,616
NiSource Finance,
Gtd. Notes	7.88	11/15/10	100,000	108,469
PPL Electric Utilities,
Scd. Bonds	6.25	8/15/09	100,000	102,315
Public Service of Colorado,
First Mortgage, Ser. 12	4.88	3/1/13	50,000	48,944
San Diego Gas & Electric,
First Mortgage Bonds, Ser. CCC	5.30	11/15/15	40,000	39,929
Southwestern Electric Power,
Sr. Unscd. Notes, Ser. E	5.55	1/15/17	25,000	24,895
Wisconsin Energy,
Sr. Unsub. Notes	6.50	4/1/11	50,000	52,308
				694,748
Food & Beverages—.4%
Anheuser-Busch Cos.,
Bonds	5.00	1/15/15	55,000	53,664

The Portfolio 37

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Food & Beverages (continued)
Coca-Cola Enterprises,
Debs.	8.50	2/1/12	35,000	40,037
ConAgra Foods,
Sr. Unscd. Notes	6.75	9/15/11	145,000	153,316
Sara Lee,
Sr. Unscd. Notes	6.25	9/15/11	85,000 [b]	87,810
				334,827
Foreign/Governmental—1.4%
Asian Development Bank,
Notes	4.25	10/20/14	60,000	57,352
European Investment Bank,
Sr. Notes	4.00	3/3/10	350,000	343,295
Hydro Quebec,
Gov’t. Gtd. Notes, Ser. JL	6.30	5/11/11	75,000	78,759
International Bank for
Reconstruction & Development,
Bonds	5.00	4/1/16	75,000	75,783
Province of Manitoba,
Debs., Ser. FH	4.90	12/6/16	45,000	44,536
Province of Ontario,
Notes	4.50	2/3/15	55,000	53,493
Province of Quebec,
Unscd. Notes	4.88	5/5/14	45,000	44,547
Province of Quebec,
Bonds	5.13	11/14/16	30,000	29,998
Republic of Chile,
Bonds	5.50	1/15/13	125,000	127,363
Republic of Italy,
Unsub. Notes	5.63	6/15/12	200,000	205,689
Republic of Poland,
Notes	5.00	10/19/15	40,000	39,620
United Mexican States,
Notes	6.63	3/3/15	65,000	70,363
United Mexican States,
Notes	9.88	2/1/10	35,000	39,358
				1,210,156

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Health Care—.3%
Abbott Laboratories,
Notes	5.88	5/15/16	35,000	36,271
Baxter International,
Sr. Unscd. Notes	5.90	9/1/16	50,000	51,692
Cardinal Health,
Bonds	4.00	6/15/15	60,000	53,481
Merck,
Notes	5.13	11/15/11	60,000	60,247
Wyeth,
Unsub. Notes	5.50	2/1/14	70,000	70,526
				272,217
Manufacturing—.1%
General Electric,
Notes	5.00	2/1/13	80,000	79,493
Media—.5%
AOL Time Warner,
Gtd. Notes	6.88	5/1/12	135,000	144,012
Comcast Cable Communications,
Gtd. Notes	6.75	1/30/11	170,000	179,168
Cox Communications,
Sr. Notes	5.45	12/15/14	45,000	44,521
Viacom,
Gtd. Notes	7.70	7/30/10	30,000	32,295
				399,996
Oil & Gas—.5%
Anadarko Finance,
Gtd. Notes, Ser. B	6.75	5/1/11	140,000 [b]	147,162
ConocoPhillips,
Unscd. Notes	8.75	5/25/10	75,000	83,305
Kinder Morgan Energy Partners,
Notes	7.13	3/15/12	85,000	91,269
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	60,000	66,420
Sempra Energy,
Sr. Unscd. Notes	7.95	3/1/10	25,000	26,839

The Portfolio 39

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oil & Gas (continued)
XTO Energy,
Sr. Unscd. Notes	5.65	4/1/16	35,000	34,939
				449,934
Paper & Forest Products—.1%
International Paper,
Sr. Unscd. Notes	6.75	9/1/11	100,000	105,568
Pipelines—.1%
ONEOK Partners,
Gtd. Notes	6.15	10/1/16	55,000	56,329
Property & Casualty Insurance—.5%
Allstate,
Sr. Unscd. Notes	7.20	12/1/09	65,000	68,377
Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	60,000	58,341
MetLife,
Sr. Unscd. Notes	6.13	12/1/11	100,000	104,434
Principal Life Income Funding
Trusts, Gtd. Notes	5.10	4/15/14	75,000	74,248
Prudential Financial,
Notes, Ser. C	4.75	6/13/15	55,000 [b]	52,461
Safeco,
Unscd. Notes	4.88	2/1/10	90,000	89,515
St. Paul Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	40,000	40,210
				487,586
Real Estate Investment Trusts—.3%
Boston Properties,
Sr. Notes	5.00	6/1/15	120,000	116,917
ERP Operating,
Sr. Unscd. Notes	6.63	3/15/12	30,000	31,963
Health Care Properties,
Sr. Unscd. Notes	6.00	1/30/17	30,000	30,154
iStar Financial,
Sr. Unscd. Notes, Ser. 1	5.88	3/15/16	35,000	34,807
Simon Property Group,
Unsub. Notes	5.75	12/1/15	35,000	35,533
				249,374

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Retail—.4%
CVS,
Unscd. Notes	4.88	9/15/14	30,000	28,958
Federated Department Stores,
Sr. Notes	6.63	4/1/11	55,000 [b]	57,400
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	50,000	48,910
Kohl’s,
Unsub. Notes	6.30	3/1/11	20,000	20,830
Lowe’s Cos.,
Sr. Unscd. Notes	5.00	10/15/15	25,000	24,274
Wal-Mart Stores,
Sr. Unscd. Notes	6.88	8/10/09	130,000	135,388
				315,760
Technology—.3%
Hewlett-Packard,
Notes	3.63	3/15/08	150,000	147,713
International Business Machines,
Unscd. Notes	4.25	9/15/09	105,000	103,281
				250,994
Telecommunications—1.2%
AT & T Wireless Services,
Sr. Notes	7.88	3/1/11	35,000	38,330
AT & T,
Notes	5.10	9/15/14	75,000	73,386
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	60,000	60,520
Deutsche Telekom International
Finance, Gtd. Notes	3.88	7/22/08	120,000	117,985
Embarq,
Sr. Unscd. Notes	7.08	6/1/16	50,000	51,063
Motorola,
Unscd. Notes	7.63	11/15/10	87,000	93,436
SBC Communications,
Notes	4.13	9/15/09	140,000	136,928
Sprint Capital,
Gtd. Notes	8.38	3/15/12	40,000	44,675

The Portfolio 41

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Sprint Nextel,
Unscd. Notes	6.00	12/1/16	80,000	78,871
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	25,000	24,272
Telefonica Emisones,
Gtd. Notes	6.42	6/20/16	40,000	41,822
Verizon Global Funding,
Notes	7.25	12/1/10	165,000	176,381
Verizon Virginia,
Debs., Ser. A	4.63	3/15/13	65,000	61,877
Vodafone Group,
Unscd. Notes	5.38	1/30/15	85,000	83,874
				1,083,420
Transportation—.2%
Norfolk Southern,
Sr. Notes	8.63	5/15/10	100,000	109,319
Union Pacific,
Notes	6.50	4/15/12	25,000	26,234
				135,553
U.S. Government Agencies—7.3%
Federal Farm Credit Bank,
Bonds	4.13	4/15/09	110,000	108,467
Federal Farm Credit Bank,
Bonds	4.88	1/17/17	85,000	84,196
Federal Home Loan Banks,
Bonds, Ser. 439	3.63	11/14/08	385,000	377,576
Federal Home Loan Banks,
Bonds	4.75	12/16/16	60,000	58,882
Federal Home Loan Banks,
Bonds	5.00	9/18/09	115,000	115,533
Federal Home Loan Banks,
Bonds, Ser. VB15	5.00	12/21/15	80,000	80,083
Federal Home Loan Banks,
Bonds, Ser. 467	5.25	6/18/14	125,000	127,609

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal Home Loan Banks,
Bonds, Ser. 665	5.38	7/17/09	195,000	197,260
Federal Home Loan Banks,
Bonds	5.38	8/19/11	80,000	81,734
Federal Home Loan Banks,
Bonds, Ser. 312	5.75	5/15/12	160,000	166,595
Federal Home Loan Banks,
Sr. Notes, Ser. 100	5.80	9/2/08	310,000	313,732
Federal Home Loan Mortgage Corp.,
Notes	4.13	7/12/10	195,000	191,151
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	100,000	96,161
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	130,000	127,042
Federal Home Loan Mortgage Corp.,
Notes	4.75	11/17/15	80,000	78,861
Federal Home Loan Mortgage Corp.,
Notes	5.13	4/18/08	205,000	205,253
Federal Home Loan Mortgage Corp.,
Notes	5.13	7/15/12	170,000	172,485
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	110,000	112,242
Federal Home Loan Mortgage Corp.,
Notes	5.63	3/15/11	220,000	226,358
Federal Home Loan Mortgage Corp.,
Notes	5.75	3/15/09	320,000	325,254
Federal Home Loan Mortgage Corp.,
Sub. Notes	5.88	3/21/11	65,000	67,465
Federal Home Loan Mortgage Corp.,
Notes	6.63	9/15/09	220,000	229,039
Federal Home Loan Mortgage Corp.,
Notes	7.00	3/15/10	410,000	434,785
Federal National Mortgage
Association, Sub. Notes	4.00	9/2/08	195,000	192,607

The Portfolio 43

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies (continued)
Federal National Mortgage
Association, Notes	4.38	10/15/15	20,000	19,300
Federal National Mortgage
Association, Notes	4.63	10/15/13	210,000	206,951
Federal National Mortgage
Association, Notes	5.00	3/15/16	65,000	65,167
Federal National Mortgage
Association, Notes	5.00	2/13/17	55,000	54,996
Federal National Mortgage
Association, Notes	5.25	1/15/09	265,000	266,667
Federal National Mortgage
Association, Notes	5.25	9/15/16	35,000	35,695
Federal National Mortgage
Association, Notes	5.75	2/15/08	350,000	351,940
Federal National Mortgage
Association, Notes	6.00	5/15/08	350,000	353,780
Federal National Mortgage
Association, Notes	6.00	5/15/11	185,000	193,073
Federal National Mortgage
Association, Notes	6.13	3/15/12	130,000	137,309
Federal National Mortgage
Association, Notes	6.63	9/15/09	215,000	223,830
Federal National Mortgage
Association, Notes	6.63	11/15/10	290,000	307,444
Federal National Mortgage
Association, Notes	7.25	1/15/10	205,000	217,991
				6,604,513
U.S. Government Securities—14.9%
U.S. Treasury Bonds	7.25	5/15/16	105,000 [b]	124,962
U.S. Treasury Bonds	7.50	11/15/16	135,000	164,104
U.S. Treasury Bonds	11.25	2/15/15	125,000 [b]	179,004
U.S. Treasury Bonds	12.00	8/15/13	335,000	367,021
U.S. Treasury Notes	2.63	5/15/08	725,000 [b]	707,810
U.S. Treasury Notes	3.50	11/15/09	335,000 [b]	326,402

44

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government
Securities (continued)
U.S. Treasury Notes	3.50	2/15/10	285,000 [b]	277,151
U.S. Treasury Notes	3.63	5/15/13	195,000	185,540
U.S. Treasury Notes	3.75	5/15/08	630,000	622,691
U.S. Treasury Notes	3.88	5/15/09	425,000	418,941
U.S. Treasury Notes	3.88	5/15/10	340,000 [b]	333,639
U.S. Treasury Notes	3.88	2/15/13	190,000 [b]	183,580
U.S. Treasury Notes	4.00	6/15/09	390,000 [b]	385,369
U.S. Treasury Notes	4.00	4/15/10	285,000 [b]	280,725
U.S. Treasury Notes	4.00	11/15/12	235,000 [b]	228,905
U.S. Treasury Notes	4.00	2/15/14	315,000 [b]	303,975
U.S. Treasury Notes	4.00	2/15/15	275,000 [b]	263,721
U.S. Treasury Notes	4.13	5/15/15	180,000 [b]	173,897
U.S. Treasury Notes	4.25	8/15/13	160,000 [b]	157,319
U.S. Treasury Notes	4.25	11/15/13	100,000 [b]	98,152
U.S. Treasury Notes	4.25	8/15/14	215,000 [b]	210,238
U.S. Treasury Notes	4.25	11/15/14	100,000 [b]	97,656
U.S. Treasury Notes	4.25	8/15/15	185,000 [b]	180,108
U.S. Treasury Notes	4.38	11/15/08	540,000 [b]	537,343
U.S. Treasury Notes	4.38	8/15/12	220,000 [b]	218,685
U.S. Treasury Notes	4.50	11/15/10	320,000 [b]	319,850
U.S. Treasury Notes	4.50	11/30/11	155,000	154,800
U.S. Treasury Notes	4.50	11/15/15	175,000 [b]	173,271
U.S. Treasury Notes	4.50	2/15/16	230,000 [b]	227,736
U.S. Treasury Notes	4.63	11/30/08	545,000 [b]	544,787
U.S. Treasury Notes	4.63	8/31/11	260,000 [b]	261,036
U.S. Treasury Notes	4.63	10/31/11	150,000 [b]	150,539
U.S. Treasury Notes	4.63	11/15/16	185,000 [b]	184,516
U.S. Treasury Notes	4.63	2/15/17	120,000 [b]	119,794
U.S. Treasury Notes	4.75	11/15/08	305,000 [b]	305,238
U.S. Treasury Notes	4.75	5/15/14	140,000 [b]	141,307
U.S. Treasury Notes	4.88	8/31/08	615,000 [b]	615,937

The Portfolio 45

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth and Income Portfolio (continued)
	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government
Securities (continued)
U.S. Treasury Notes	4.88	5/15/09	505,000	507,722
U.S. Treasury Notes	4.88	4/30/11	200,000 [b]	202,469
U.S. Treasury Notes	4.88	7/31/11	180,000 [b]	182,377
U.S. Treasury Notes	4.88	2/15/12	240,000 [b]	243,816
U.S. Treasury Notes	4.88	8/15/16	115,000 [b]	116,860
U.S. Treasury Notes	5.00	2/15/11	290,000 [b]	295,064
U.S. Treasury Notes	5.00	8/15/11	250,000 [b]	254,922
U.S. Treasury Notes	5.13	6/30/08	365,000	366,426
U.S. Treasury Notes	5.13	6/30/11	100,000 [b]	102,242
U.S. Treasury Notes	5.13	5/15/16	145,000 [b]	149,967
U.S. Treasury Notes	5.75	8/15/10	335,000 [b]	347,733
U.S. Treasury Notes	6.00	8/15/09	135,000 [b]	139,256
U.S. Treasury Notes	6.50	2/15/10	175,000	184,112
				13,318,715
Total Bonds and Notes
(cost $32,107,097)				31,906,940

			Principal
Short-Term Investment—1.2%			Amount ($)	Value ($)

U.S. Treasury Bills
5.04%, 4/19/07
(cost $1,097,228)			1,100,000 [c]	1,097,404

Other Investment—14.9%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $13,263,000)			13,263,000 [d]	13,263,000

Growth and Income Portfolio (continued)
Investment of Cash Collateral
for Securities Loaned—9.9%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,779,179)		8,779,179 [d]	8,779,179

Total Investments (cost $89,693,764)		108.3%	96,213,289

Liabilities, Less Cash and Receivables		(8.3%)	(7,344,336)

Net Assets		100.0%	88,868,953

ADR—American Depository Receipts
[a] Non-income producing security.
[b]	All or a portion of these securities are on loan. At March 31, 2007, the total market value of the portfolio’s securities
	on loan is $11,909,674 and the total market value of the collateral held by the portfolio is $12,266,332, consisting
	of cash collateral of $8,779,179, U.S. Government and agency securities valued at $2,828,556, and Letters of
Credit valued $658,597.
[c]	All or partially held by a broker as collateral for open financial futures positions.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Short-Term/		Industrial	3.5
Money Market Investments	26.0	Consumer Cyclical	3.2
U.S. Government & Agencies	22.2	Information/Data	2.9
Corporate Bonds	12.3	Materials	1.8
Financial	10.8	Telecommunications	1.5
Health Care	6.3	Utilities	1.5
Technology	6.1	Foreign/Governmental	1.4
Oil & Gas	4.6	Consumer Hard Goods	.6
Consumer Staples	3.6		108.3

† Based on net assets.
See notes to financial statements.

The Portfolio 47

STATEMENT OF FINANCIAL FUTURES

March 31, 2007 (Unaudited)

Growth and Income Portfolio
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2007 ($)

Financial Futures Long
CAC 40	3	221,900	June 2007	5,048
DJ EURO STOXX 50	31	1,701,561	June 2007	42,642
FTSE 100	9	1,120,176	June 2007	13,281
Hang Seng	2	254,390	April 2007	1,120
Russell 2000	23	9,292,000	June 2007	226,035
SPI ASX 200 Index	4	487,909	June 2007	6,550
TOPIX	8	1,164,864	June 2007	42,075
				336,751

See notes to financial statements.

STATEMENT OF INVESTMENTS

March 31, 2007 (Unaudited)

Growth Portfolio
Common Stocks—68.3%	Shares	Value ($)

Consumer Cyclical—4.6%
Coach	4,800 [a]	240,240
Costco Wholesale	3,800	204,592
J.C. Penney	3,300	271,128
Kohl’s	4,000 [a]	306,440
McDonald’s	8,300	373,915
Nordstrom	5,600	296,464
Office Depot	4,300 [a]	151,102
Yum! Brands	4,200	242,592
		2,086,473
Consumer Hard Goods—.9%
Harley-Davidson	3,000	176,250
Mattel	7,900	217,803
		394,053
Consumer Staples—5.4%
Altria Group	3,700	324,897
Coca-Cola	14,100	676,800
Kimberly-Clark	4,700	321,903
Kraft Foods, Cl. A	7,200 [b]	227,952
PepsiCo	6,800	432,208
Reynolds American	7,100	443,111
		2,426,871
Financial—15.9%
Allstate	3,800	228,228
American International Group	2,200	147,884
Axis Capital Holdings	5,100	172,686
Bank of America	14,900	760,198
Bear Stearns Cos.	1,500	225,525
Citigroup	5,800	297,772
Comerica	3,400	201,008
Deutsche Bank	1,900	255,626
Essex Property Trust	1,400	181,272
First Marblehead	3,600 [b]	161,604
General Electric	32,100	1,135,056
Goldman Sachs Group	2,200	454,586
Hartford Financial Services Group	3,000	286,740

The Portfolio 49

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth Portfolio (continued)
Common Stocks (continued)	Shares		Value ($)

Financial (continued)
Host Hotels & Resorts	9,100		239,421
JPMorgan Chase & Co.	11,300		546,694
KeyCorp	6,400		239,808
Knight Capital Group, Cl. A	8,300	[a]	131,472
Merrill Lynch & Co.	2,500		204,175
MetLife	5,400		341,010
Morgan Stanley	4,200		330,792
ProLogis	3,500		227,255
Synovus Financial	8,300		268,422
UBS	3,000		178,290
			7,215,524
Health Care—9.3%
Aetna	5,300		232,087
Amgen	9,500	[a]	530,860
Becton, Dickinson & Co.	2,600		199,914
CIGNA	1,500		213,990
Humana	2,200	[a]	127,644
Johnson & Johnson	11,900		717,094
McKesson	4,500		263,430
Merck & Co.	14,500		640,465
Pfizer	21,400		540,564
Schering-Plough	14,900		380,099
Sierra Health Services	4,000	[a]	164,680
UnitedHealth Group	3,700		195,989
			4,206,816
Industrial—5.2%
Acuity Brands	2,100		114,324
Burlington Northern Santa Fe	1,500		120,645
Cummins	1,000		144,720
General Dynamics	3,900		297,960
Lockheed Martin	2,400		232,848
Overseas Shipholding Group	2,400		150,240
Parker Hannifin	2,200		189,882
Raytheon	6,700		351,482
United Parcel Service, Cl. B	2,700		189,270
United Technologies	6,300		409,500

Growth Portfolio (continued)
Common Stocks (continued)	Shares		Value ($)

Industrial (continued)
Waste Management	4,500		154,845
			2,355,716
Information/Data—4.3%
Accenture, Cl. A	8,000		308,320
Equifax	4,600		167,670
McGraw-Hill Cos.	5,400		339,552
Moody’s	4,200		260,652
News, Cl. A	10,200		235,824
Time Warner	13,900		274,108
Viacom, Cl. B	3,800	[a]	156,218
Walt Disney	5,500		189,365
			1,931,709
Materials—2.6%
Ashland	5,900		387,040
International Paper	8,600		313,040
Nucor	2,500		162,825
Sonoco Products	3,400		127,772
United States Steel	2,000		198,340
			1,189,017
Oil & Gas—6.8%
Chevron	8,000		591,680
ConocoPhillips	6,600		451,110
Exxon Mobil	15,900		1,199,655
Marathon Oil	2,900		286,607
Occidental Petroleum	6,900		340,239
Valero Energy	3,000		193,470
			3,062,761
Technology—8.9%
Applied Materials	17,100		313,272
Cisco Systems	11,700	[a]	298,701
Dell	8,900	[a]	206,569
Dover	3,700		180,597
Hewlett-Packard	4,200		168,588
Intel	10,400		198,952
International Business Machines	4,900		461,874
Lexmark International, Cl. A	3,500	[a]	204,610

The Portfolio 51

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Growth Portfolio (continued)
Common Stocks (continued)	Shares	Value ($)

Technology (continued)
Linear Technology	3,000	94,770
Microsoft	23,400	652,158
Motorola	14,100	249,147
National Semiconductor	10,800	260,712
Nokia, ADR	8,400	192,528
QUALCOMM	3,300	140,778
Teradyne	8,500 [a]	140,590
Texas Instruments	8,200	246,820
		4,010,666
Telecommunications—2.3%
AT & T	18,600	733,398
Deutsche Telekom, ADR	7,100	117,363
Leap Wireless International	2,600 [a]	171,548
		1,022,309
Utilities—2.1%
Alliant Energy	2,800	125,496
Atmos Energy	2,900	90,712
FirstEnergy	2,100	139,104
OGE Energy	6,400	248,320
Sempra Energy	3,300	201,333
Westar Energy	6,000	165,120
		970,085
Total Common Stocks
(cost $25,845,084)		30,872,000

	Principal
Short-Term Investments—6.3%	Amount ($)	Value ($)

U.S. Treasury Bills
4.86%, 5/10/07	300,000	298,434
4.88%, 6/28/07	25,000	24,705
5.01%, 4/19/07	1,918,000 [c]	1,913,473
5.02%, 4/26/07	75,000	74,752
5.08%, 4/12/07	50,000	49,931
5.12%, 4/5/07	500,000	499,790
Total Short-Term Investments
(cost $2,860,691)		2,861,085

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Short-Term/		Consumer Cyclical	4.6
Money Market Investments	31.4	Information/Data	4.3
Financial	15.9	Materials	2.6
Health Care	9.3	Telecommunications	2.3
Technology	8.9	Utilities	2.1
Oil & Gas	6.8	Consumer Hard Goods	.9
Consumer Staples	5.4
Industrial	5.2		99.7

† Based on net assets.
See notes to financial statements.

Growth Portfolio (continued)
Other Investment—24.8%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,208,000)	11,208,000 [d]	11,208,000

Investment of Cash Collateral
for Securities Loaned—.3%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $149,040)	149,040 [d]	149,040

Total Investments (cost $40,062,815)	99.7%	45,090,125
Cash and Receivables (Net)	.3%	121,921
Net Assets	100.0%	45,212,046

ADR—American Depository Receipts a Non-income producing security. b All or a portion of these securities are on loan.At March 31, 2007, the total market value of the fund’s securities on loan is $350,600 and the total market value of the collateral held by the fund is $362,880, consisting of cash collateral of $149,040 and U.S. Government and agency securities valued at $213,840. c All or partially held by a broker as collateral for open financial futures positions. d Investment in affiliated money market mutual fund.

The Portfolio 53

STATEMENT OF FINANCIAL FUTURES

March 31, 2007 (Unaudited)

Growth Portfolio
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2007 ($)

Financial Futures Long
CAC 40	3	221,900	June 2007	5,048
DJ EURO STOXX 50	38	2,085,784	June 2007	52,272
FTSE 100	13	1,618,033	June 2007	19,183
Hang Seng	2	254,390	April 2007	1,120
Russell 2000	18	7,272,000	June 2007	179,310
SPI ASX 200 Index	5	609,886	June 2007	8,187
TOPIX	10	1,456,080	June 2007	52,594
				317,714

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007 (Unaudited)

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Assets ($):
Investments in securities—
See Statement of Investments †—Note 2(c)
(including securities on loan ††):
Unaffiliated issuers	76,641,317	74,171,110	33,733,085
Affiliated issuers	44,934,674	22,042,179	11,357,040
Cash	248,726	18,527	71,685
Receivable for investment securities sold	2,575,201	1,505,722	—
Dividends and interest receivable	978,289	512,914	102,932
Receivable for shares of
Common Stock subscribed	873	1,629	6,093
Receivable for futures
variation margin—Note 5	—	142,120	160,558
Prepaid expenses	14,140	16,379	15,441
	125,393,220	98,410,580	45,446,834

Liabilities ($):
Due to The Dreyfus Corporation
and affiliates—Note 4(b)	55,065	70,977	36,498
Liability for securities on loan—Note 2(c)	19,192,674	8,779,179	149,040
Payable for investment securities purchased	2,826,068	603,439	—
Payable for futures variation margin—Note 5	4,800	—	—
Payable for shares of
Common Stock redeemed	529	29,729	274
Accrued expenses	67,439	58,303	48,976
	22,146,575	9,541,627	234,788

Net Assets ($)	103,246,645	88,868,953	45,212,046

The Portfolio 55

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2007 (Unaudited) (continued)

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Composition of Net Assets ($):
Paid-in capital	104,857,363	80,823,421	38,341,261
Accumulated undistributed
investment income—net	676,133	279,205	124,861
Accumulated net realized
gain (loss) on investments	(2,208,429)	910,051	1,400,900
Accumulated net unrealized appreciation
(depreciation) on investments (including
$298,480 net unrealized appreciation
on financial futures for the Income Portfolio)	(78,422)	—	—
Accumulated net unrealized appreciation
(depreciation) on investments and foreign
currency transactions (including $336,751
and $317,714 net unrealized appreciation
on financial futures for the Growth and Income
Portfolio and the Growth Portfolio, respectively)	—	6,856,276	5,345,024

Net Assets ($)	103,246,645	88,868,953	45,212,046

		Growth and
	Income	Income	Growth
Net Asset Value Per Share	Portfolio	Portfolio	Portfolio

Restricted Class Shares
Net Assets ($)	93,991,425	43,653,425	33,432,959
Shares Outstanding	7,407,080	2,677,719	1,868,995

Net Asset Value Per Share ($)	12.69	16.30	17.89

Investor Class Shares
Net Assets ($)	9,255,220	45,215,528	11,779,087
Shares Outstanding	733,745	2,616,433	655,657

Net Asset Value Per Share ($)	12.61	17.28	17.97

† Investments at cost ($):
Unaffiliated issuers	77,018,219	67,651,585	28,705,775
Affiliated issuers	44,934,674	22,042,179	11,357,040
†† Value of securities on loan ($)	22,462,985	11,909,674	350,600

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2007 (Unaudited)

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Investment Income ($):
Income:
Interest	1,871,434	819,662	65,310
Cash dividends (net of $814 and $640
foreign taxes withheld at source for
the Growth and Income Portfolio and
the Growth Portfolio, respectively):
Unaffiliated issuers	—	414,508	321,448
Affiliated issuers	660,274	340,877	288,470
Income from securities lending	4,904	2,993	257
Total Income	2,536,612	1,578,040	675,485
Expenses—Note 2(e):
Investment advisory fee—Note 4(a)	304,430	338,679	175,803
Shareholder servicing costs—Note 4(b)	122,018	111,237	79,515
Registration fees	10,102	11,417	11,235
Custodian fees—Note 4(b)	5,230	8,417	5,377
Directors’ fees and expenses—Note 4(c)	678	651	204
Prospectus and shareholders’ reports	499	8,643	1,487
Loan commitment fees—Note 3	202	417	46
Auditing fees	19,211	22,155	11,867
Legal fees	4,164	3,577	1,068
Miscellaneous	19,063	13,804	5,398
Total Expenses	485,597	518,997	292,000
Less—reduction in investment
advisory fee due to undertaking—Note 4(a)	(10,060)	—	—
Less—reduction in custody fees
due to earnings credits—Note 2(c)	(3,383)	(5,531)	(406)
Net Expenses	472,154	513,466	291,594
Investment Income—Net	2,064,458	1,064,574	383,891

The Portfolio 57

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2007 (Unaudited) (continued)

		Growth and
	Income	Income	Growth
	Portfolio	Portfolio	Portfolio

Realized and Unrealized Gain (Loss)
on Investments—Note 5 ($):
Net realized gain (loss) on investments	(225,913)	1,364,492	1,738,151
Net realized gain (loss) on financial futures	1,067,635	1,310,962	1,105,889
Net Realized Gain (Loss)	841,722	2,675,454	2,844,040
Net unrealized appreciation (depreciation)
on investments [including ($37,210)
net unrealized (depreciation) on financial
futures for the Income Portfolio]	299,273	—	—
Net unrealized appreciation (depreciation)
on investments and foreign currency
transactions [including ($56,683) and
($6,978) net unrealized (depreciation)
on financial futures for the Growth and Income
Portfolio and the Growth Portfolio, respectively]	—	1,528,908	446,374
Net Realized and Unrealized
Gain (Loss) on Investments	1,140,995	4,204,362	3,290,414
Net Increase in Net Assets
Resulting from Operations	3,205,453	5,268,936	3,674,305

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007	Year Ended
Income Portfolio	(Unaudited)	September 30, 2006

Operations ($):
Investment income—net	2,064,458	3,676,345
Net realized gain (loss) on investments	841,722	342,535
Net unrealized appreciation
(depreciation) on investments	299,273	56,182
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,205,453	4,075,062

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(3,705,462)	(3,626,200)
Investor Class shares	(398,032)	(429,239)
Total Dividends	(4,103,494)	(4,055,439)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	4,510,052	8,110,997
Investor Class shares	918,110	1,561,535
Dividends reinvested:
Restricted Class shares	3,701,545	3,618,743
Investor Class shares	391,880	417,771
Cost of shares redeemed:
Restricted Class shares	(2,747,844)	(20,418,670)
Investor Class shares	(2,453,009)	(1,943,820)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	4,320,734	(8,653,444)
Total Increase (Decrease) in Net Assets	3,422,693	(8,633,821)

Net Assets ($):
Beginning of Period	99,823,952	108,457,773
End of Period	103,246,645	99,823,952
Undistributed investment income—net	676,133	2,715,169

The Portfolio 59

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2007	Year Ended
Income Portfolio (continued)	(Unaudited)	September 30, 2006

Capital Share Transactions:
Restricted Class Shares
Shares sold	354,498	648,650
Shares issued for dividends reinvested	294,006	293,264
Shares redeemed	(216,444)	(1,606,795)
Net Increase (Decrease) in Shares Outstanding	432,060	(664,881)

Investor Class Shares
Shares sold	72,666	125,104
Shares issued for dividends reinvested	31,325	34,048
Shares redeemed	(194,933)	(155,959)
Net Increase (Decrease) in Shares Outstanding	(90,942)	3,193

See notes to financial statements.

	Six Months Ended
	March 31, 2007	Year Ended
Growth and Income Portfolio	(Unaudited)	September 30, 2006

Operations ($):
Investment income—net	1,064,574	2,844,331
Net realized gain (loss) on investments	2,675,454	16,008,438
Net unrealized appreciation
(depreciation) on investments	1,528,908	(9,135,223)
Net Increase (Decrease) in Net Assets
Resulting from Operations	5,268,936	9,717,546

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(1,270,317)	(2,761,289)
Investor Class shares	(1,331,395)	(2,339,347)
Net realized gain on investments:
Restricted Class shares	(1,936,550)	—
Investor Class shares	(2,174,366)	—
Total Dividends	(6,712,628)	(5,100,636)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	2,049,920	4,935,077
Investor Class shares	2,137,168	4,078,959
Dividends reinvested:
Restricted Class shares	3,202,553	2,753,322
Investor Class shares	3,398,026	2,253,839
Cost of shares redeemed:
Restricted Class shares	(1,729,932)	(140,961,478)
Investor Class shares	(9,230,135)	(9,494,456)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(172,400)	(136,434,737)
Total Increase (Decrease) in Net Assets	(1,616,092)	(131,817,827)

Net Assets ($):
Beginning of Period	90,485,045	222,302,872
End of Period	88,868,953	90,485,045
Undistributed investment income—net	279,205	1,816,343

The Portfolio 61

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2007	Year Ended
Growth and Income Portfolio (continued)	(Unaudited)	September 30, 2006

Capital Share Transactions:
Restricted Class Shares
Shares sold	123,268	309,065
Shares issued for dividends reinvested	198,300	175,595
Shares redeemed	(104,340)	(8,639,688)
Net Increase (Decrease) in Shares Outstanding	217,228	(8,155,028)

Investor Class Shares
Shares sold	122,302	240,962
Shares issued for dividends reinvested	198,252	135,856
Shares redeemed	(536,135)	(563,142)
Net Increase (Decrease) in Shares Outstanding	(215,581)	(186,324)

See notes to financial statements.

	Six Months Ended
	March 31, 2007	Year Ended
Growth Portfolio	(Unaudited)	September 30, 2006

Operations ($):
Investment income—net	383,891	921,471
Net realized gain (loss) on investments	2,844,040	9,169,454
Net unrealized appreciation
(depreciation) on investments	446,374	(3,225,290)
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,674,305	6,865,635

Dividends to Shareholders from ($):
Investment income—net:
Restricted Class shares	(755,399)	(919,845)
Investor Class shares	(420,855)	(318,800)
Net realized gain on investments:
Restricted Class shares	(47,654)	—
Investor Class shares	(29,211)	—
Total Dividends	(1,253,119)	(1,238,645)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Restricted Class shares	4,171,200	8,083,534
Investor Class shares	2,239,083	4,111,480
Dividends reinvested:
Restricted Class shares	784,787	903,948
Investor Class shares	445,221	318,313
Cost of shares redeemed:
Restricted Class shares	(2,515,973)	(59,845,581)
Investor Class shares	(9,703,094)	(3,030,846)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(4,578,776)	(49,459,152)
Total Increase (Decrease) in Net Assets	(2,157,590)	(43,832,162)

Net Assets ($):
Beginning of Period	47,369,636	91,201,798
End of Period	45,212,046	47,369,636
Undistributed investment income—net	124,861	917,224

The Portfolio 63

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2007	Year Ended
Growth Portfolio (continued)	(Unaudited)	September 30, 2006

Capital Share Transactions:
Restricted Class Shares
Shares sold	234,374	501,500
Shares issued for dividends reinvested	44,338	57,248
Shares redeemed	(142,316)	(3,721,946)
Net Increase (Decrease) in Shares Outstanding	136,396	(3,163,198)

Investor Class Shares
Shares sold	125,440	253,068
Shares issued for dividends reinvested	25,012	20,070
Shares redeemed	(544,670)	(187,036)
Net Increase (Decrease) in Shares Outstanding	(394,218)	86,102

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single portfolio share.Total return shows how much your investment in each portfolio would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the portfolios’ financial statements.

Six Months Ended			Restricted Class Shares

Income	March 31, 2007		Year Ended September 30,

Portfolio	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.81	12.83	12.89	12.83	12.24	12.99
Investment Operations:
Investment income—net [a]	.26	.46	.40	.34	.37	.41
Net realized and unrealized
gain (loss) on investments	.15	.05	(.02)	.17	.62	(.43)
Total from Investment Operations	.41	.51	.38	.51	.99	(.02)
Distributions:
Dividends from
investment income—net	(.53)	(.53)	(.44)	(.45)	(.40)	(.73)
Net asset value, end of period	12.69	12.81	12.83	12.89	12.83	12.24

Total Return (%)	3.21[b]	4.12	3.02	4.03	8.27	(.26)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46[b]	1.02	.72	.72	.71	.72
Ratio of net expenses
to average net assets	.46[b]	1.02	.72	.72	.71	.72
Ratio of net investment income
to average net assets	2.03[b]	3.68	3.14	2.64	2.96	3.31
Portfolio Turnover Rate	18.60[b]	31.94	38.77	35.18	37.88	49.90

Net Assets, end of period
($ x 1,000)	93,991	89,341	97,984	98,032	92,924	82,003

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

The Portfolio 65

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended			Investor Class Shares

Income	March 31, 2007		Year Ended September 30,

Portfolio (continued)	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.71	12.75	12.82	12.77	12.19	12.95
Investment Operations:
Investment income—net [a]	.25	.44	.34	.27	.31	.37
Net realized and unrealized
gain (loss) on investments	.15	.05	(.04)	.17	.62	(.44)
Total from Investment Operations	.40	.49	.30	.44	.93	(.07)
Distributions:
Dividends from
investment income—net	(.50)	(.53)	(.37)	(.39)	(.35)	(.69)
Net asset value, end of period	12.61	12.71	12.75	12.82	12.77	12.19

Total Return (%)	3.15[b]	3.95	2.37	3.52	7.76	(.66)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[b]	1.20	1.26	1.25	1.19	1.12
Ratio of net expenses
to average net assets	.50[b]	1.20	1.26	1.25	1.19	1.12
Ratio of net investment income
to average net assets	2.00[b]	3.50	2.66	2.12	2.48	2.95
Portfolio Turnover Rate	18.60[b]	31.94	38.77	35.18	37.88	49.90

Net Assets, end of period
($ x 1,000)	9,255	10,483	10,474	13,095	19,570	17,241

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

Six Months Ended			Restricted Class Shares

Growth and	March 31, 2007		Year Ended September 30,

Income Portfolio	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	16.60	16.11	15.09	14.16	12.54	14.17
Investment Operations:
Investment income—net [a]	.21	.36	.35	.26	.25	.32
Net realized and unrealized
gain (loss) on investments	.78	.94	1.07	.99	1.73	(1.51)
Total from Investment Operations	.99	1.30	1.42	1.25	1.98	(1.19)
Distributions:
Dividends from
investment income—net	(.51)	(.81)	(.40)	(.32)	(.36)	(.44)
Dividends from net realized
gain on investments	(.78)	—	—	—	—	—
Total Distributions	(1.29)	(.81)	(.40)	(.32)	(.36)	(.44)
Net asset value, end of period	16.30	16.60	16.11	15.09	14.16	12.54

Total Return (%)	5.97[b]	8.44	9.49	8.90	16.12	(8.90)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.48[b]	1.02	.84	.82	.81	.84
Ratio of net expenses
to average net assets	.48[b]	1.02	.84	.82	.81	.84
Ratio of net investment income
to average net assets	1.26[b]	2.48	2.28	1.71	1.91	2.28
Portfolio Turnover Rate	25.25[b]	48.36	58.32	60.52	69.67	66.50

Net Assets, end of period
($ x 1,000)	43,653	40,856	171,055	196,656	187,661	170,237

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

The Portfolio 67

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended			Investor Class Shares

Growth and Income	March 31, 2007		Year Ended September 30,

Portfolio (continued)	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	17.52	16.98	15.81	14.85	13.12	14.84
Investment Operations:
Investment income—net [a]	.19	.36	.34	.18	.20	.27
Net realized and unrealized
gain (loss) on investments	.83	.97	1.12	1.03	1.82	(1.60)
Total from Investment Operations	1.02	1.33	1.46	1.21	2.02	(1.33)
Distributions:
Dividends from
investment income—net	(.48)	(.79)	(.29)	(.25)	(.29)	(.39)
Dividends from net realized
gain on investments	(.78)	—	—	—	—	—
Total Distributions	(1.26)	(.79)	(.29)	(.25)	(.29)	(.39)
Net asset value, end of period	17.28	17.52	16.98	15.81	14.85	13.12

Total Return (%)	5.86[b]	8.08	9.27	8.23	15.60	(9.36)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.65[b]	1.32	1.04	1.37	1.28	1.34
Ratio of net expenses
to average net assets	.65[b]	1.32	1.04	1.37	1.28	1.34
Ratio of net investment income
to average net assets	1.10[b]	2.13	2.08	1.15	1.44	1.79
Portfolio Turnover Rate	25.25[b]	48.36	58.32	60.52	69.67	66.50

Net Assets, end of period
($ x 1,000)	45,216	49,629	51,247	57,483	136,423	130,493

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

	Six Months Ended		Restricted Class Shares

	March 31, 2007		Year Ended September 30,

Growth Portfolio	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	17.00	15.56	13.59	12.15	10.02	12.41
Investment Operations:
Investment income—net [a]	.15	.24	.21	.07	.07	.09
Net realized and unrealized
gain (loss) on investments	1.20	1.60	1.84	1.45	2.12	(2.26)
Total from Investment Operations	1.35	1.84	2.05	1.52	2.19	(2.17)
Distributions:
Dividends from
investment income—net	(.43)	(.40)	(.08)	(.08)	(.06)	(.22)
Dividends from net realized
gain on investments	(.03)	—	—	—	—	—
Total Distributions	(.46)	(.40)	(.08)	(.08)	(.06)	(.22)
Net asset value, end of period	17.89	17.00	15.56	13.59	12.15	10.02

Total Return (%)	7.94[b]	11.99	15.12	12.50	21.95	(17.88)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.57[b]	1.27	.86	.84	.91	.91
Ratio of net expenses
to average net assets	.57[b]	1.27	.86	.84	.91	.91
Ratio of net investment income
to average net assets	.86[b]	1.59	1.46	.55	.61	.73
Portfolio Turnover Rate	24.33[b]	55.09	75.92	74.19	83.90	74.13

Net Assets, end of period
($ x 1,000)	33,433	29,454	76,189	74,742	62,473	48,969

[a]	Based on average shares outstanding at each month end.
[b] Not annualized.
See notes to financial statements.

The Portfolio 69

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended		Investor Class Shares

Growth	March 31, 2007		Year Ended September 30,

Portfolio (continued)	(Unaudited)	2006	2005	2004	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	17.06	15.58	13.59	12.18	10.04	12.46
Investment Operations:
Investment income—net [a]	.13	.23	.15	.00[b]	.02	.02
Net realized and unrealized
gain (loss) on investments	1.20	1.58	1.84	1.44	2.12	(2.26)
Total from Investment Operations 1.33		1.81	1.99	1.44	2.14	(2.24)
Distributions:
Dividends from
investment income—net	(.39)	(.33)	—	(.03)	(.00)[b]	(.18)
Dividends from net realized
gain on investments	(.03)	—	—	—	—	—
Total Distributions	(.42)	(.33)	—	(.03)	(.00)[b]	(.18)
Net asset value, end of period	17.97	17.06	15.58	13.59	12.18	10.04

Total Return (%)	7.80[c]	11.76	14.64	11.85	21.35	(18.31)

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.72[c]	1.41	1.31	1.36	1.37	1.48
Ratio of net expenses
to average net assets	.72[c]	1.41	1.31	1.36	1.37	1.48
Ratio of net investment income
to average net assets	.72[c]	1.45	1.01	.02	.15	.17
Portfolio Turnover Rate	24.33[c]	55.09	75.92	74.19	83.90	74.13

Net Assets, end of period
($ x 1,000)	11,779	17,915	15,013	14,698	22,210	17,218

[a]	Based on average shares outstanding at each month end.
[b]	Amount represents less than $.01 per share.
[c] Not annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—General:

Dreyfus LifeTime Portfolios, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three diversified portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation.The fund accounts separately for the assets, liabilities and operations of each portfolio. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as each portfolio’s investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Mellon Equity Associates (“Mellon Equity”), an indirect wholly-owned subsidiary of Mellon Financial, serves as each portfolio’s sub-investment adviser.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.The fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The portfolios enter into contracts that contain a variety of indemnifications. The portfolios’ maximum exposure under these arrangements is unknown. The portfolios do not anticipate recognizing any loss related to these arrangements.

NOTE 2—Significant Accounting Policies:

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the portfolio may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Debt securities (excluding short-term investments, other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the portfolio not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the

The Portfolio 73

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

portfolio to have changed the value of the security), are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: Each portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the portfolios receive earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the portfolios include net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of Dreyfus, each portfolio may lend securities to qualified institutions. It is each portfolio’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is each portfolio’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus. Each portfolio is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each portfolio bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Expenses: Expenses directly attributable to each portfolio are charged to that portfolio’s operations; expenses which are applicable to all portfolios are allocated among them on a pro rata basis.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Dividends to shareholders: Dividends are recorded by each portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, with respect to each portfolio, are normally declared and paid annually, but each portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that a net realized capital gain of a portfolio can be offset by a capital loss carryover of that portfolio, such gain will not be distributed. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(g) Federal income taxes: It is the policy of each portfolio to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each portfolio is treated as a single entity for the purpose of determining such qualification.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The following summarizes each portfolio’s unused capital loss carryover available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2006:

	2010 ($)†	2011 ($)†	Total ($

Income Portfolio	1,635,684	336,907	1,972,591
Growth Portfolio	—	1,129,761	1,129,761
† If not applied, the carryovers expire in the above years.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2006 for the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio, respectively, were as follows: ordinary income $4,055,439, $5,100,636 and $1,238,645.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 3—Bank Line of Credit:

Each portfolio participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, each portfolio has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to a portfolio based on prevailing market rates in effect at the time of borrowing. During the period ended March 31, 2007, the Income Portfolio, Growth and Income Portfolio and the Growth Portfolio did not borrow under the Facility.

NOTE 4—Investment Advisory Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement (the “Agreement”) with Dreyfus, the Investment Advisory fee is computed on the value of each portfolio’s average daily net assets and is payable monthly at the following annual rates: .60% of the Income Portfolio and .75% of the Growth and Income Portfolio and the Growth Portfolio.The fund has

The Portfolio 77

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

undertaken for the Income Portfolio for the period from October 1, 2006 through September 30, 2007, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of neither class (excluding taxes, brokerage, commissions and extraordinary expenses) exceeding 1.00 of 1%. The reduction in the management fees, pursuant to the undertaking, amount to $10,060 during the period ended March 31, 2007.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Mellon Equity in effect during the reporting period, Dreyfus agreed to pay Mellon Equity a monthly sub-advisory fee for each portfolio, computed at the following annual rates:

Annual Fee as a Percentage of
Total Portfolio Net Assets	Average Daily Net Assets of each Portfolio

$0 up to $600 million	.35%
$600 million up to $1.2 billion	.25%
$1.2 billion up to $1.8 billion	.20%
In excess of $1.8 billion	.15%

On April 19, 2007, the Board of Directors approved an amended Sub-
Investment Advisory Agreement whereby Dreyfus pays Mellon Equity a monthly sub-advisory fee for each portfolio computed at the following annual rates:
Annual Fee as a Percentage of
Total Portfolio Net Assets	Average Daily Net Assets of each Portfolio

$0 up to $600 million	.28%
$600 million up to $1.2 billion	.18%
$1.2 billion up to $1.8 billion	.13%
In excess of $1.8 billion	.08%

(b) Under the Shareholder Services Plan, each portfolio pays the Distributor, at an annual rate of .25% of the value of the average daily net assets of each portfolio’s Investor Class shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding each portfolio and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

During the period ended March 31, 2007, each portfolio’s Investor Class was charged the following pursuant to the Shareholder Services Plan:

Income Portfolio	$12,118
Growth and Income Portfolio	59,162
Growth Portfolio	18,554

Each portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each portfolio. During the period ended March 31, 2007, each portfolio was charged the following pursuant to the transfer agency agreement:

Income Portfolio	$ 2,123
Growth and Income Portfolio	10,955
Growth Portfolio	3,409

Each portfolio compensates Mellon Bank, N.A., an affiliate of Dreyfus, under a custody agreement for providing custodial services for each portfolio. During the period ended March 31, 2007, each portfolio was charged the following pursuant to the custody agreement:

Income Portfolio	$5,230
Growth and Income Portfolio	8,417
Growth Portfolio	5,377

During the period ended March 31, 2007, each portfolio was charged $2,044 for services performed by the Chief Compliance Officer.

The following summarizes the components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities for each portfolio:

				Chief	Transfer
	Investment	Shareholder		Compliance	Agency Per	Expense
	Advisory	Services	Custodian	Officer	Account	Reimbursement
	Fees ($)	Plan Fees ($)	Fees ($)	Fees ($)	Fees ($)	($)

Income
Portfolio	52,365	1,959	339	3,066	618	(3,282)
Growth and
Income
Portfolio	54,757	9,548	—	3,066	3,606	—
Growth
Portfolio	28,371	2,472	1,599	3,066	990	—

The Portfolio 79

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 5—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended March 31, 2007:

	Purchases ($)	Sales ($)

Income Portfolio	13,298,456	12,662,337
Growth and Income Portfolio	18,946,701	29,252,824
Growth Portfolio	8,062,441	16,785,661

Each portfolio may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. A portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a portfolio to “mark to market” on a daily basis, which reflects the change in the market value of the contract at the close of each day’s trading.Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed,a portfolio recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at March 31, 2007, are set forth in the Statements of Financial Futures.

The following summarizes accumulated net unrealized appreciation (depreciation) on investments for each portfolio at March 31, 2007:

	Gross	Gross
	Appreciation ($)	(Depreciation) ($)	Net ($)

Income Portfolio	440,426	(817,328)	(376,902)
Growth and Income Portfolio	7,485,586	(966,061)	6,519,525
Growth Portfolio	5,475,962	(448,652)	5,027,310

At March 31, 2007, the cost of investments for each portfolio for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

For More Information

Dreyfus LifeTime	Custodian
Portfolios, Inc.	Mellon Bank, N.A.
200 Park Avenue	One Mellon Bank Center
New York, NY 10166	Pittsburgh, PA	15258

Investment Adviser	Transfer Agent &
The Dreyfus Corporation	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Sub-Investment Adviser	New York, NY 10166
Mellon Equity Associates	Distributor
500 Grant Street	Dreyfus Service Corporation
Pittsburgh, PA 15258	200 Park Avenue
New York, NY 10166

	Investor	Restricted
Ticker Symbols: Growth and Income Portfolio:	DGIIX	DGIRX
Growth Portfolio:	DLGIX	DLGRX
Income Portfolio:	DLIIX	DLIRX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIFETIME PORTFOLIOS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 21, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 21, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)